Prepayments and Other Current Assets (Details) - Schedule of Prepayments and Other Current Assets - USD ($)	May 31, 2023	May 31, 2022
Schedule of Prepayments and Other Current Assets [Abstract]
Rent	$ 2,449	$ 10,392
Other services	145,047	35,263
Advances to employees	63,127	1,501
Total	$ 210,623	$ 47,156